Other Income, Net - Schedule of Other Income (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other Non Operating Income [Line Items]
Other income, net	¥ 41,911,589	$ 6,576,843	¥ 49,139,337	¥ 41,300,464
Government Subsidy [Member]
Other Non Operating Income [Line Items]
Other income, net	35,384,908	5,552,664	35,888,591	36,769,550
Other [Member]
Other Non Operating Income [Line Items]
Other income, net	¥ 6,526,681	$ 1,024,179	¥ 13,250,746	¥ 4,530,914